UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Fundrise Real Estate Interval Fund, LLC

Investment Company Act file number 811-23448

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Bjorn J. Hall
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Paul J. Delligatti, Esq.
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 through June 30, 2025

Item 1.  Reports to Stockholders.

(a)
Fundrise Real Estate Interval Fund, LLC
Semi-Annual Report
For the Six Months Ended
June 30, 2025

TABLE OF CONTENTS
Schedule of Investments (Unaudited) 3
Statement of Assets and Liabilities (Unaudited) 4
Statement of Operations (Unaudited) 5
Statements of Changes in Net Assets 6
Statement of Cash Flows (Unaudited) 7
Financial Highlights 8
Notes to Financial Statements (Unaudited) 9
Additional Information (Unaudited) 21

Fundrise Real Estate Interval Fund, LLC
Schedule of Investments (UNAUDITED)
June 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands)
Par/Shares Description Acquisition Date
Value as of
June 30, 2025
Real Estate Co-Investment Joint Ventures - 94.6%
Industrial - 16.3%
N/A Fundrise Industrial JV 1, LLC  (Cost $3,297)
(1)(2)(3)(4)
06/04/21 $ 3,203
N/A Fundrise Industrial JV 2, LLC  (Cost $207,828)
(1)(2)(3)(4)
09/29/21 198,490
Total Industrial (Cost $211,125 ) $ 201,693
Multi-Family Residential - 20.0%
N/A Fundrise MF JV 1, LLC  (Cost $224,779)
(1)(2)(3)(4)
03/05/21 $ 248,155
Total Multi-Family Residential (Cost $224,779 ) $ 248,155
Single Family Residential - 58.3%
N/A Fundrise SFR Dev JV 1, LLC  (Cost $25,777)
(1)(2)(3)(4)
04/02/21 $ 28,354
N/A Fundrise SFR JV 1, LLC  (Cost $576,000)
(1)(2)(3)(4)
01/25/21 574,265
N/A Fundrise SFR JV 2, LLC  (Cost $84,598)
(1)(2)(3)(4)
01/09/23 120,429
Total Single Family Residential (Cost $686,375 ) $ 723,048
Total Real Estate Co-Investment Joint Ventures (Cost $1,122,279) $ 1,172,896
Short-Term Investment - 5.4%
67,410 JP Morgan U.S. Treasury Plus Money Market Fund, Capital Shares, 4.29%
(5)
$ 67,410
Total Short-Term Investment (Cost $67,410) $ 67,410
Total investments, at value - 100.0% (Cost $1,189,689) $ 1,240,306
Liabilities in excess of other assets – (0.0)% (340)
Total Net Assets - 100.0% $ 1,239,966
LLC Limited Liability Company
(1)
Investment in an affiliate. See Note 6, Investment Manager Fees and Other Related Party Transactions for additional information.
(2)
Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the financial statements for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at June 30, 2025 is approximately $1,172,896 (amount in thousands) and represents approximately 94.6% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4)
Non-income producing investment.
(5)
Rate disclosed is representative of the seven-day effective yield as of June 30, 2025.
PORTFOLIO COMPOSITION (As of June 30, 202 5 )
Percent of Total
Investments
Single Family Residential 58.3%
Multi-Family Residential 20.0%
Industrial 16.3%
Other 5.4%
Total Investments 100.0%

Fundrise Real Estate Interval Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments in non-controlled affiliated entities, at fair value (Cost $1,122,279) $ 1,172,896
Investments in unaffiliated entities, at fair value (Cost $67,410) 67,410
Cash 2,120
Prepaid expenses 211
Distributions receivable from affiliated investments 113
Dividends receivable from unaffiliated investments 54
Total Assets
$ 1,242, 804
Liabilities
Management fees payable $ 852
Settling subscriptions 801
Distributions payable 662
Accounts payable and accrued expenses 411
Redemptions payable 112
Total Liabilities
$ 2, 838
Commitments and Contingencies
1
Total Net Assets
$ 1,239,966
Components of Net Assets
Paid-in capital $ 1,238,029
Distributable earnings 1,937
Total Net Assets
$ 1,239,966
Net Asset Value
Net Assets $ 1,239,966
Common shares outstanding as of June 30, 2025; unlimited shares authorized 104,823,762
Net Asset Value Per Share $ 11.83
(1)
See Note 2, Summary of Significant Accounting Policies for additional information .

Fundrise Real Estate Interval Fund, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands)
Investment Income
Dividend income from unaffiliated investments $ 346
Interest income from unaffiliated investments 135
Total Investment Income
$ 481
Expenses
Management fees $ 5,105
Marketing expenses 2,470
Miscellaneous expenses 482
Custody fees 330
Professional fees 284
Transfer agent fees 92
Directors’ fees 85
Total Expenses
$ 8,848
Net Investment Income (Loss)
$ (8,367)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from unaffiliated investments
$ 472
Net change in unrealized appreciation/depreciation from unaffiliated investments
(499)
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments
24,323
Total Net Realized and Unrealized Gain (Loss) from Investments
$ 24,296
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 15,929

Fundrise Real Estate Interval Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.
(Amounts in thousands)
For the Six
Months
Ended
June 30, 2025
(Unaudited)
For the Year
Ended
December 31, 2024
Operations:
Net investment income (loss) $ (8,367) $ (17,914)
Net realized gain (loss) from investments 472 309
Net change in unrealized appreciation/depreciation from investments 23,824 104,144
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 15,929 $ 86,539
Distributions to Common Shareholders From:
Return of capital $ (1,283) $ (2,840)
Net Decrease in Net Assets from Distributions to Common Shareholders
$ (1,283) $ (2,840)
Capital Share Transactions:
Proceeds from sale of shares $ 105,563 $ 193,542
Distributions reinvested 166 675
Repurchase of shares
(120,762) (235,003)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ (15,033) $ (40,786)
Net Increase (Decrease) in Net Assets
$ (387) $ 42,913
Net Assets:
Beginning of Period
$ 1,240,353 $ 1,197,440
End of Period
$ 1,239,966 $ 1,240,353

Fundrise Real Estate Interval Fund, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
For the Six Months Ended June 30, 2025

See accompanying notes to financial statements.
(Amounts in thousands)
Operating Activities:
Net increase (decrease) in net assets resulting from operations $ 15,929
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities:
Investments in non-controlled affiliated entities (101,235)
Net change in investments in short-term investments (10,791)
Accretion of discounts (54)
Return of capital distributions from non-controlled affiliated investments 124,034
Net realized (gain) loss from unaffiliated investments (472)
Net change in unrealized appreciation/depreciation from unaffiliated investments 499
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments (24,323)
Proceeds from sale of unaffiliated investments 14,056
Changes in assets and liabilities:
Net (increase) decrease in dividend receivable from unaffiliated investments 106
Net (increase) decrease in distributions receivable from affiliated investments (113)
Net (increase) decrease in prepaid expenses (84)
Net increase (decrease) in settling subscriptions (707)
Net increase (decrease) in marketing expenses payable (875)
Net increase (decrease) in management fees payable (17)
Net increase (decrease) in redemptions payable 33
Net increase (decrease) in accounts payable and accrued expenses (43)
Net cash provided by (used in) operating activities
$ 15 , 943
Financing Activities:
Proceeds from sale of shares $ 105,563
Cash paid for shares repurchased (120,762)
Distributions paid (1,128)
Net cash provided by (used in) financing activities
$ (16,327)
Net increase (decrease) in cash $ (384)
Cash, beginning of period 2, 504
Cash, end of period
$ 2,120
Supplemental Disclosure of Non-Cash Activity:
Distributions reinvested $ 166

Fundrise Real Estate Interval Fund, LLC
FINANCIAL HIGHLIGHTS

See accompanying notes to financial statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the
Six Months
Ended
June 30, 2025 For the Y ears Ended December 31,
(Unaudited) 2024 2023 2022 2021
Net Asset Value, Beginning of Period
$ 11.69 $ 10.90 $ 12.41 $ 12.81 $ 10.00
Income from Investment Operations
Net investment income (loss)
(1)
$ (0.08) $ (0.17) $ (0.03) $ (0.13) $ (0.22)
Net realized and unrealized gain (loss) on investments
0.23 0.99 (1.43) (0.12) 3.21
Total Income (Loss) from Investment Operations
$ 0.15 $ 0.82 $ (1.46) $ (0.25) $ 2.99
Distributions to Common Shareholders From:
Return of Capital $ (0.01) $ (0.03) $ (0.05) $ (0.15) $ (0.18)
Total Distributions to Common Shareholders
$ (0.01) $ (0.03) $ (0.05) $ (0.15) $ (0.18)
Net Asset Value, End of Period
$ 11.83 $ 11.69 $ 10.90 $ 12.41 $ 12.81
Total Investment Return Based on Net Asset Value
(2)
1.30%
(3)
7.50% (11.79)% (1.96)% 29.35%
Ratios and Supplemental Data
Net assets at end of period (thousands) $ 1,239,966 $ 1,240,353 $ 1,197,440 $ 1,319,189 $ 724,940
Ratio of gross expenses to average net assets
(4)(5)
1.47%
(6)
1.77% 1.09% 1.13% 1.67%
(7)
Ratio of net expenses to average net assets
(5)
1.47%
(6)
1.77% 1.09% 1.13% 1.98%
(7)
Ratio of net investment income (loss) to average net
assets
(5)
(1.39)%
(6)
(1.53)% (0.21)% (1.01)% (1.95)%
(7)
Portfolio turnover rate 1%
(3)
1% 3% 4% –%
(1)
Based on average shares outstanding during each period.
(2)
Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(3)
Not annualized.
(4)
Reflects the expense ratio excluding any waivers and/or reimbursements.
(5)
Expenses do not include operating expenses of the underlying Real Estate Co-Investment Joint Ventures and registered investment companies.
(6)
Annualized.
(7)
The ratio is net of a waiver of 0.99%, which is deemed to be voluntary as the total expense ratio did not exceed the expense cap for the year ended
December 31, 2021 and is inclusive of fee recoupment and expense reimbursement of 1.30%.

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)
June 30, 2025

1. Formation and Organization
Fundrise Real Estate Interval Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected and has qualified to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of
Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2021, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-
diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the
“1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on December 18, 2020. The
Fund commenced investment operations on January 1, 2021.
The Fund’s investment objective is to seek to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of private real estate (real property whose ownership interests are not traded on public markets) and publicly traded real estate-related investments.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2025, including judgments about the financial market and economic conditions which may change over time.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Real Estate Co-Investment Joint Ventures are stated at fair value. See Note 7 , Investments for further information regarding the Real
Estate Co-Investment Joint Ventures. The Fund’s ownership interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable, and any other assets and liabilities of the joint venture. The fair values of real estate investments are generally determined by considering the income, cost, or sales comparison approaches of estimating property value. The income approach may be based on the discounted cash-flow method or the direct capitalization method. The discounted cash-flow method estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. The discount rate and the exit capitalization rate are significant inputs in valuations based on discounted cash flow analysis. These rates are based on the location, type, and nature of each property, as well as current and anticipated market conditions. The direct capitalization method converts a single year's estimated stabilized net operating income into a value indication by applying a market-based capitalization rate. Discount rates, market-based capitalization rates, and growth assumptions utilized in the income approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less depreciation plus the land value. The sales comparison approach

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

compares recent transactions to the subject property. Adjustments are made for dissimilarities that typically provide a range of value.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of June 30, 2025 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of June 30, 2025 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Level 1 Level 2 Level 3 Total
Real Estate Co-Investment Joint Ventures $ – $ – $ 1,172,896 $ 1,172,896
Short-Term Investments 67,410 – – 67,410
Total Investments $ 67 , 410 $ – $ 1, 172 , 896 $ 1, 24 0 , 306
Investment Fair Value Valuation Technique
Unobservable
Input
(1)
Range (Weighted
Average)
Impact to
Valuation
from an
Increase in
Input
(2)
Real Estate Co-Investment Joint Ventures $ 1,172,896 Direct Capitalization Capitalization Rate 5.3% Decrease
Discounted Cash Flow Discount Rate 6.3% – 8.0% (6.8%) Decrease
Sales Comparison Approach Price Per Unit $215 – $422 ($304) Increase
Recent Transaction Transaction Price N/A Increase
Total Real Estate Co-Investment Joint Ventures
$ 1,172,896
(1)
Represents the significant unobservable input used to fair value the underlying real estate property of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of each joint venture as a whole.
(2)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Real Estate Co-
Investment Joint
Ventures
Balance as of December 31, 2024 $ 1,171,372
Purchases 101,235
Realized gain (loss) –
Net change in unrealized appreciation/depreciation 24,323
Return of capital distributions (124,034)
Sales –
Transfers into Level 3 –
Transfers out of Level 3 –
Balance as of June 30, 2025 $ 1,172,896
Net change in unrealized appreciation/depreciation for the six months ended June 30, 2025 related to Level 3 investments held at June 30, 2025 $ 24,323

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at June 30,
2025 are identified within the Schedule of Investments.
Income Taxes
The Fund has elected and has qualified to be taxed as a REIT under the Code beginning with the taxable year ended December 31,
2021, and intends to continue to qualify as a REIT. To qualify as a REIT, the Fund must meet and continue to meet the requirements relating to the Fund’s organization, ownership, sources of income, nature of assets and distributions of income to shareholders of the Fund (“Shareholders”), including a requirement to distribute at least 90% of the Fund’s annual REIT taxable income to the
Shareholders (which is computed without regard to its deduction for dividends paid and its net capital gains). As a REIT, the Fund generally will not be subject to U.S. federal income tax on the income that it distributes to its Shareholders if it meets the applicable
REIT distribution and other requirements for qualification. Even if the Fund qualifies and maintains the tax status as a REIT, it may become subject to certain U.S. federal income taxes and related state and local taxes on its income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. The tax period for the taxable year ending December 31, 2021 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties.
Issuance of Shares
The Fund offers its shares on a continuous basis through the Fundrise Platform, an investment platform available both online at
www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for shares is based on the Fund’s NAV. The NAV of the Fund’s shares is calculated daily on each day that the New York Stock Exchange is open for business. Cash received for investor subscriptions is recorded as Settling Subscriptions in the Statement of Assets and
Liabilities until settlement occurs and shares are issued.
Distributions To Shareholders
The Fund intends to make distributions necessary to maintain qualification for taxation as a REIT. The Fund expects that it will declare daily distributions to Shareholders of record as of close of business on each day, paid on a quarterly basis, or more or less frequently as determined by the Board, in arrears. The Board may authorize distributions in shares or in excess of those required for the Fund to maintain REIT tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividend Reinvestment
The Fund operates under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the shares of the
Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional shares of the Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per share when the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.
Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions from investments are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Distributions received from investments generally are comprised of ordinary income and/
or return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
Guarantees
The Fund has entered into two guarantee agreements in connection with a senior secured mortgage loan facility extended to several underlying real estate properties owned by the Real Estate Co-Investment Joint Ventures or certain entities affiliated with or managed by the Adviser, collectively, the “Borrowers”. Under the terms of the loan agreement, the Fund, alongside other entities affiliated with or managed by the Adviser, has provided guarantees of certain obligations of the Borrowers, through the date of the loan’s initial maturity, July 9, 2027, in addition to any subsequent borrower-elected maturity extensions. Consistent with the Fund’s investment strategy in utilizing debt financing at the property level, these guarantees were provided to enhance the credit profile of the Borrowers, facilitate access to more favorable financing terms, and obtain leverage to support its investment activities.
The Fund’s obligations as a guarantor include a springing recourse guarantee covering standard lender protection clauses. In the remote likelihood of wrongful action by the Borrowers, the Fund would be liable for repayment of its pro-rata share of all indebtedness under the loan. As of June 30, 2025 , the maximum potential amount of future payments under this guarantee were approximately $222,212 (amount in thousands), which represents the Fund’s allocated maximum exposure in the event of default by the Borrowers. This amount could rise to $228,550 (amount in thousands), if the loan facility is fully drawn upon.
Additionally, the Fund is subject to a guaranty of interest and carry costs (the “Carry Guaranty”), which includes all interest payments due, any minimum return amounts, any interest due at the default rate, and any required deposits into the interest and carry reserve account. The Carry Guaranty is subject to termination upon the earliest of either (i) the full repayment of indebtedness,
(ii) a valid tender, or (iii) the date that the underlying real estate properties achieve a debt yield of at least eight percent (8%) for two consecutive fiscal quarters. As of June 30, 2025 , none of these termination conditions had been met, and the Carry Guaranty remained active. As of June 30, 2025 , the maximum potential amount of future payments under this guarantee were approximately
$34,175 (amount in thousands), which represents the Fund’s pro-rata share of the maximum interest payments through initial maturity date, assuming full Borrower default. As of June 30, 2025 , no property sales have occurred that would result in a minimum return payment, no default interest is due, and the interest and carry reserve account is fully funded.
Based on current information and analysis, management believes the likelihood of the Fund being required to perform under the guarantees is remote and that no material liability exists as of the reporting date. Accordingly, as of June 30, 2025, no liability has been recorded in the financial statements. The Fund continues to monitor the financial condition and performance of the Borrowers and will reassess the need to record a liability if future events or circumstances indicate a probable loss.

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information filed on April 25, 2025, effective May 1, 2025, and the Fund’s other filings with the SEC.
Non-Listed Closed-End Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their shares. If a secondary market were to develop for the shares in the future, and a Shareholder is able to sell his or her shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per share.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding shares at NAV, the number of shares tendered in connection with a repurchase offer may exceed the number of shares the Fund has offered to repurchase, in which case not all of a Shareholder’s shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. Hence, a Shareholder may not be able to sell their shares when or in the amount that they desire.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers . Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down due to adverse market conditions, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Market risk also includes the risk that domestic, geopolitical and other events such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, or other disruptive events negatively impacting the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and cause the
Fund to lose value.
Real Estate Investment Risks Generally. The Fund’s investments are subject to the risks typically associated with real estate, which may affect the Fund’s operations or investments, including but not limited to: changes in certain economic, demographic or capital market conditions, a prolonged economic slowdown, recession or declining real estate values; future adverse national real estate trends; the leases on the properties underlying the Fund’s investments may not be renewed on favorable terms, or the occupancy rate of, or lease rates charged, at properties may change; change in supply of or demand for similar properties in a given market; risks of cost overruns and non-completion of the construction or renovation of properties; changes in interest rates and/or credit spreads;
lack of liquidity in real estate assets; property locations and conditions, ongoing operating costs, and expense of leasing, renovation or constructions; bankruptcies, financial difficulties or defaults by tenants, real estate operators, property managers or other parties involved in the Fund’s operations; costs of compliance with laws and regulations applicable to real estate investments, including changes in such laws or regulations; environmental liabilities of properties in which the Fund invests; and unforeseeable events such as civil disturbance, terrorism, natural disasters or general downturns in the real estate industry, value of properties, or public health crisis such as pandemics or endemics.

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

Commercial Real Estate Industry Risk. Commercial real estate is dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of commercial real estate investments that result in losses, including delinquencies, non-
performing assets and a decrease in the value of the property or, in the case of Publicly Traded Real Estate Securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations.
Risks Related to Specific Residential and Commercial Real Estate Property Types. The Fund intends to invest in a variety of residential and commercial real estate property types, which will expose the Fund to risks associated with residential and commercial real estate, including general risks affecting all types of residential and commercial real estate property.
Risk of Investing Through Real Estate Investment Vehicles. By investing in Real Estate Investment Vehicles (a “Vehicle”), the Fund
is indirectly exposed to risks associated with such Vehicles investments in residential and commercial real estate investments. Such investments may involve risks not otherwise present with other methods of investment, including: the Fund may not have sole decision-making authority with respect to such an investment, and a co-investor, joint venture partner or other investor (collectively,
“other investors”) in the Vehicle could take actions that decrease the value of the investment; other investors in the Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals; other investors in the Vehicle that control its management could become insolvent or bankrupt, or be subject to fraud or other misconduct that may have a material adverse effect on the Fund’s investment; under circumstances when no party has the power to control the Vehicle, an impasse could result regarding cash distributions, reserves or a proposed sale or refinancing of the investment, which could adversely impact the operations and profitability of the Vehicle; other investors in the Vehicle may be structured differently than the Fund for tax purposes, which could risk the Fund’s ability to qualify as a REIT for tax purposes; other investors managing the Vehicle may experience a change in control, which could result in new management; and the terms of a Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third-party when it desires on advantageous terms, which may result in reduced liquidity.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the
Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the residential and commercial real estate debt investments at attractive prices, and enter into hedging transactions. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
Leverage Risk. The Fund may use leverage in connection with its investments. The Fund may employ leverage of not more than 33
⅓% of total assets as it is limited to 33 ⅓% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940
Act leverage), in order to provide more funds available for investment. Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Shares.
Risks Related to the Fund’s Tax Status as a REIT. The Fund has elected to be taxed and has qualified for treatment each year as a
REIT under the Internal Revenue Code of 1986, as amended (defined above as the “Code”) beginning with its taxable year ended
December 31, 2021 and intends to continue to qualify as a REIT. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.
4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended June 30, 2025 and for the year ended December 31, 2024 (all tabular amounts are in thousands except share data) :
As of June 30, 2025, the Sponsor held 10,000 common shares. During the year ended December 31, 2024, Fundrise L.P., an affiliate of the Sponsor, fully redeemed its previously held 500 common shares. For the six months ended June 30, 2025, total distributions declared to the Sponsor was less than $1,000.
5. Repurchase Offers
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to
Shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at quarterly intervals a specified percentage of its outstanding shares at NAV (the “Repurchase Offer Policy”). The Repurchase Offer Policy provides that, once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless suspended or postponed in accordance with regulatory requirements. The Repurchase Offer Policy is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the
1940 Act).
To conduct a repurchase offer, the Fund will send a repurchase offer notice to Shareholders no less than 21 days and no more than 42 days before the date (the “Repurchase Request Deadline”) by which the Fund announces that Shareholders must tender their shares in response to such repurchase offer notice. The Fund must receive repurchase requests submitted by Shareholders in response to the Fund’s repurchase offer on or before the Repurchase Request Deadline.
The Repurchase Offer Policy provides that the repurchase pricing occurs no later than the 14th day after the Repurchase Request
Deadline or the next business day if the 14th day is not a business day (the “Repurchase Pricing Date”). The repurchase price of the shares will be the Fund’s NAV as of the close of the Repurchase Pricing Date.
The Board, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (“Repurchase Offer
Amount”) for a given Repurchase Request Deadline. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the
Repurchase Offer Amount, or if Shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by Shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.
In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase outstanding shares that are tendered by the descendants or estate of a deceased shareholder (a “Legacy Repurchase”) in an additional amount approved by the Board, taking into account the liquidity of the Fund’s assets. In the event a Legacy Repurchase by a Fund is oversubscribed, the Fund will repurchase the shares tendered on a pro rata basis.
For the Six Months Ended June 30, 2025 For the Year Ended December 31, 2024
Common Shares
Shares Amount Shares Amount
Proceeds from sale of shares
9 , 022 , 804 $ 1 05 , 563 17,221,100 $ 193,542
Reinvestment of distributions
14,143 166 60,786 675
Total gross proceeds
9 , 036 , 947 105 , 729 17,281,886 194,217
Repurchase of shares
(10,301,955) (120,762) (21,004,334) (235,003)
Net Proceeds from Common Shares
(1,265,008) $ ( 15 , 033 ) (3,722,448) $ (40,786)

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

The Fund may not condition a repurchase offer upon the tender of any minimum number of shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended June 30, 2025 (all tabular amounts are in thousands except share data) :
6. Investment Manager Fees and Other Related Party Transactions
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 0.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily and payable monthly in arrears.
The Adviser or its affiliates may be entitled to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation. These may include fees and expenses associated with the selection, acquisition, or origination, monitoring or management of real estate properties, construction, real estate development, special servicing of non-performing assets (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset)
whether or not the Fund ultimately acquires or originates the investment, and the sale of equity investments in real estate. No such fees were incurred or paid by the Fund to the Adviser or its affiliates for the six months ended June 30, 2025.
The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
The Fund will reimburse the Adviser for out-of-pocket expenses paid to third parties in connection with providing services to the
Fund. This does not include the Adviser’s overhead, employee costs borne by the Adviser, or utilities costs. Expense reimbursements payable to the Adviser also may include expenses incurred by the Sponsor in the performance of services pursuant to a shared services agreement between the Adviser and the Sponsor, including any increases in insurance attributable to the management or operation of the Fund. During the six months ended June 30, 2025, there were approximately $159,000 of expenses reimbursed to the Adviser pursuant to the shared services agreement.
Affiliated Investments
The Fund invests in one or more affiliated entities. As of June 30, 2025, the investments in affiliated entities consist of co-investments in joint ventures in exchange for membership interests. As of June 30, 2025, the Fund owns 95% of the membership interests in
Fundrise SFR JV 2, LLC, 90% of the membership interests in each of Fundrise SFR JV 1, LLC, Fundrise MF JV 1, LLC, and
Fundrise Industrial JV 2, LLC, 60% of the membership interests in Fundrise SFR Dev JV 1, LLC, and 20% of the membership
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date December 6, 2024
Repurchase Request Deadline December 31, 2024
Repurchase Pricing Date January 2, 2025
Amount Repurchased $ 55,622
Shares Repurchased 4,758,120
Repurchase Offers
First Quarter
Repurchase
Commencement Date March 6, 2025
Repurchase Request Deadline March 31, 2025
Repurchase Pricing Date April 1, 2025
Amount Repurchased $ 65,140
Shares Repurchased 5,543,835

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

interests in Fundrise Industrial JV 1, LLC. Ownership percentages remained constant during the reporting period. The affiliated investment securities have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale. During the six months ended June 30, 2025, investments in affiliated entities were as follows (amounts in thousands):
7. Investments
The Fund gains exposure to private commercial real estate through co-investment arrangements, joint ventures or wholly owned subsidiaries (collectively, “Real Estate Investment Vehicles”). For the six months ended June 30, 2025, Real Estate Investment
Vehicles consist of entities in which the Fund co-invested alongside affiliates of the Fund, including those of the Adviser (“Real
Estate Co-Investment Joint Ventures”), pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser.
Instead of acquiring full ownership of private commercial real estate investments through a wholly owned entity, the Fund acquires partial interests by entering into co-investment agreements with affiliates of the Adviser. The Fund’s ownership percentage in the
Real Estate Co-Investment Joint Ventures will generally be pro rata to the amount of money the Fund applies to the origination or commitment amount for the underlying private commercial real estate or purchase price (including financing, if applicable) and the acquisition, construction, development, or renovation expenses, if any, of the underlying private commercial real estate, as applicable, owned by the Real Estate Co-Investment Joint Ventures. The Fund’s ownership in the Real Estate Co-Investment Joint
Ventures is passive in nature, and the Fund may have a greater economic interest but fewer control rights in the Real Estate Co-
Investment Joint Ventures than the affiliate in which the Fund co-invests alongside.
The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the
Fund and/or the Real Estate Co-Investment Joint Ventures to co-invest alongside certain entities affiliated with or managed by the
Adviser (REITs (each, an “eREIT®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.
The cost of purchases and proceeds from the sale of investments, other than short-term securities, for the six months ended June 30,
2025 amounted to $101,235 and $14,056, respectively (amounts in thousands) .
As of June 30, 2025, Fundrise SFR JV 1, LLC, Fundrise SFR JV 2, LLC, Fundrise MF JV 1, LLC and Fundrise Industrial JV 2,
LLC, are deemed to be significant subsidiaries of the Fund in accordance with the definition of a “significant subsidiary” as defined by Regulation S-X 1-02(w)(2), Definitions of terms used in Regulation S-X (amendment effective January 1, 2021). Pursuant to Regulation S-X 10-01(b), Interim Financial Statements , summarized interim income statement information is required for an unconsolidated subsidiary within an interim financial statement if the unconsolidated subsidiary would otherwise require separate audited financial statements within an annual report pursuant to Regulation S-X 3-09.
The following tables show summarized financial statement information for Fundrise SFR JV 1, LLC, Fundrise SFR JV 2, LLC,
Fundrise MF JV 1, LLC and Fundrise Industrial JV 2, LLC for the six months ended June 30, 2025 (amounts in thousands):
Non-Controlled Affiliated Investments
Real Estate Co-Investment
Joint Ventures
Balance as
of December
31, 2024
Purchases at
Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
Return of
Capital
Distributions
Change in
Unrealized
Appreciation/
Depreciation
Balance as
of June 30,
2025
Total
Dividend
Income
Fundrise SFR JV 1, LLC $ 569,716 $ 14,220 $ – $ – $ (14,904) $ 5,233 $ 574,265 $ –
Fundrise MF JV 1, LLC 233,465 73,170 – – (70,419) 11,939 248,155 –
Fundrise Industrial JV 2, LLC 223,722 4,410 – – (31,500) 1,858 198,490 –
Fundrise SFR JV 2, LLC 112,421 8,455 – – (4,703) 4,256 120,429 –
Fundrise SFR Dev JV 1, LLC 27,112 780 – – (765) 1,227 28,354 –
Fundrise Industrial JV 1, LLC 4,936 200 – – (1,743) (190) 3,203 –
Total $ 1,171,372 $ 101,235 $ – $ – $ (124,034) $ 24,323 $ 1,172,896 $ –

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

8. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income (loss) or accumulated net realized gain (loss), as appropriate, in the period in which the differences arise.
As of December 31, 2024 , the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
As of December 31, 2024 , the capital loss carryforwards were as follows (amounts in thousands) :
Fundrise
SFR JV 1, LLC
Fundrise
SFR JV 2, LLC
Fundrise
MF JV 1, LLC
Fundrise Industrial
JV2, LLC
Summary Statement of Assets and Liabilities
(1)
As of June 30, 2025 As of June 30, 2025 As of June 30, 2025 As of June 30, 2025
Total Assets $ 1,265,724 $ 164,983 $ 436,807 $ 465,387
Total Liabilities 814,850 89,970 262,649 282,878
Total Net Assets $ 450,874 $ 75,013 $ 174,158 $ 182,509
Summary Statement of Operations
(1)
For the Six Months
Ended June 30, 2025
For the Six Months
Ended June 30, 2025
For the Six Months
Ended June 30, 2025
For the Six Months
Ended June 30, 2025
Total revenue $ 51,201 $ 6,705 $ 19,423 $ 13,013
Operating expenses (32,474) (3,751) (10,801) (4,319)
Net Operating Income $ 18,727 $ 2,954 $ 8,622 $ 8,694
Interest expense (21,084) (3,171) (7,843) (9,155)
Depreciation and amortization expense (21,356) (2,567) (7,866) (7,979)
Gain (loss) on extinguishment of debt – – – (2,849)
Gain (loss) on derivative financial instrument (4,833) (725) – (161)
Other income and expense 33 (2) (260) –
Net Income (Loss) $ (28,513) $ (3,511) $ (7,347) $ (11,450)
(1)
The unconsolidated subsidiary noted reports in accordance with U.S. GAAP, but does not fall within the scope of the accounting and reporting guidance in the ASC 946. The subsidiary is therefore not required to and has elected not to fair value its investments. Accordingly, the summarized income statement information shown for the unconsolidated subsidiary does not reflect fair value adjustments.
Undistributed ordinary income (loss) $ (271,463)
Undistributed long-term capital gain (loss) –
Tax accumulated earnings (loss) $ (271,463)
Accumulated capital and other losses (3,529)
Other book/tax temporary differences
(1)
(667)
Net unrealized gain (loss) on investments
(2)
261,667
Total Distributable Earnings $ (13,992)
(1)
Other book/tax differences are attributable to deductibility of various expenses.
(2)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the book/tax differences in the treatment of flow through income on certain investments.
Short-term $ 3,529
Long-term –
Total Capital Loss Carryforwards
(1)
$ 3,529
(1)
To the extent the Fund recognizes capital gains in future periods, they will be offset by unused capital loss carryforwards subject to IRC limitations.

Fundrise Real Estate Interval Fund, LLC
Notes to Financial Statements (UNAUDITED)(Continued)
June 30, 2025

During the tax years presented below, the tax character of distributions paid by the Fund was as follows (amounts in thousands) :
As of June 30, 2025 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
The difference between book-basis and tax-basis unrealized appreciation is attributable to the book/tax differences in the treatment of flow through income on certain investments.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) - Improvement to Reportable
Segment Disclosure (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The management committee of Fundrise Advisors, LLC, the Fund’s Adviser, acts as the Fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
10. Subsequent Events
In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date these financial statements were available to be issued and determined that no events have occurred that require disclosure other than the following.
Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
For the Tax Year Ended
December 31, 2024
For the Tax Year Ended
December 31, 2023
Ordinary income $ – $ –
Long-term capital gain – –
Return of capital
(1)
$ 3,548 $ 7,190
Total Distributions Paid $ 3,548 $ 7,190
(1)
The difference between tax-basis distributions and book-basis distributions is due to the timing of when distributions are considered paid pursuant to
IRC section 858(a).
Cost of investments for tax purposes $ 954 , 815
Gross tax unrealized appreciation $ 296,659
Gross tax unrealized depreciation (11,167)
Net Tax Unrealized Appreciation $ 285 , 492
Repurchase Offers
Second Quarter
Repurchase
Commencement Date May 30, 2025
Repurchase Request Deadline June 30, 2025
Repurchase Pricing Date July 1, 2025
Amount Repurchased $ 61,744
Shares Repurchased 5,219,328

Fundrise Real Estate Interval Fund, LLC
Additional Information (UNAUDITED)
June 30, 2025

1. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov .
2. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2025, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseintervalfund.com and (3) on the SEC’s website at http://www.sec.gov . During the year ended June 30, 2025, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.
3. Compensation of Directors
The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseintervalfund.com and (3) on the SEC’s website at http://www.sec.gov .
The following table sets forth information regarding the total compensation to be paid to the Independent Directors for their services as Independent Directors for the Fund’s fiscal year ending December 31, 2025. As an Interested Director, Mr. Miller receives no compensation from the Fund for his service as a Director. No other compensation or retirement benefits are received by any Director or officer from the Fund.
Name
Aggregate
Compensation from
the Fund
Aggregate
Compensation from
the Fund and Fund
Complex
(1)
Paid to
Directors
Jeffrey R. Deitrich $ 42,500 $ 130,000
Glenn R. Osaka 42,500 130,000
Gayle P. Starr 42,500 85,000
Mark D. Monte 42,500 85,000
(1)
The “Fund Complex” consists of the Fund, Fundrise Growth Tech Fund, LLC, Fundrise Income Real Estate Fund, LLC and Fundrise Real Estate Interval
Fund II, LLC.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Real Estate Interval Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for the semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1(a) of this form.

(b) There were no divestments of securities (as defined by Section 13(c) of the 1940 Act) for this semi-annual reporting period.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Ohers of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for the semi-annual reporting period.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for the semi-annual reporting period.

(b) As of August 20, 2025, there have been no changes in portfolio managers since the most recent annual report.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no purchases of the Registrant’s equity securities by the Sponsor or other affiliated purchasers for this semi-annual reporting period.

Item 15. Submission of Matters to a Vote of Security Holders

As of August 20, 2025, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Real Estate Interval Fund, LLC

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: Principal Executive Officer

Date	August 20, 2025

By	/s/ Alison A. Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial Officer

Date	August 20, 2025